Noninterest Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation	$ 3,531	$ 3,567	$ 3,237
Incentives	1,280	1,262	1,193
Employee benefits	950	897	785
Total staff	5,761	5,726	5,215
Professional, legal and other purchased services	1,222	1,217	1,099
Net occupancy	593	624	588
Software	524	485	410
Litigation	488	210	217
Distribution and servicing	421	416	377
Furniture and equipment	331	330	315
Business development	275	261	271
Sub-custodian	269	298	247
Communications	141	173	140
Clearing	127	135	127
Other	726	629	576
Amortization of intangible assets	384	428	421
Merger and integration and restructuring charges	71	180	167
Total noninterest expense	$ 11,333	$ 11,112	$ 10,170